Stockholders’ Equity (Deficit) (Details) - Schedule of Analysis of the Stock Option Grant Activity under the Plan - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Vested and Nonvested Stock Options [Member]
Stockholders’ Equity (Deficit) (Details) - Schedule of Analysis of the Stock Option Grant Activity under the Plan [Line Items]
Number Outstanding , Ending Balance	1,127	1,127	1,127
Weighted Average Exercise Price, Ending balance	$ 6,802.93	$ 6,802.93	$ 6,802.93
Weighted Average Remaining Life, Ending balance		5 years 8 months 26 days	6 years 8 months 26 days
Number, Granted
Weighted Average Exercise Price, Granted
Number, Exercised
Weighted Average Exercise Price, Exercised
Number, Expired or forfeited
Weighted Average Exercise Price, Expired or forfeited
Vested and Nonvested Warrants [Member]
Stockholders’ Equity (Deficit) (Details) - Schedule of Analysis of the Stock Option Grant Activity under the Plan [Line Items]
Number Outstanding , Ending Balance	2,132,882	127,281	15,035
Weighted Average Exercise Price, Ending balance	$ 35.22	$ 514.97	$ 3,340
Weighted Average Remaining Life, Ending balance		4 years 6 months 14 days	4 years 4 months 17 days
Number, Granted		162,439
Weighted Average Exercise Price, Granted	$ 6.36	$ 188.4
Weighted Average Remaining Life, Granted	5 years 2 months 12 days	4 years 7 months 28 days
Number, Exercised		(48,661)
Weighted Average Exercise Price, Exercised	$ 1.35	$ 27.6
Number, Expired or forfeited		(1,563)
Weighted Average Exercise Price, Expired or forfeited	$ 8,250	$ 1,824.8
Number, Rounding for Reverse Split		31
Weighted Average Exercise Price, Rounding for Reverse Split